Summary of Significant Accounting Policies - Additional Information (Details)		12 Months Ended
	Jul. 27, 2022 USD ($) shares	Dec. 31, 2023 USD ($) Segment Customer Vendor shares	Dec. 31, 2022 USD ($) Vendor Customer shares
Product Information [Line Items]
Number of operating segment | Segment		1
Number of reportable segment | Segment		1
Impairment charge of long-lived assets		$ 0	$ 0
Contract with customers liability current		3,002,000	1,965,000
Contract with customers liability non current		1,322,000	$ 926,000
Expected returns and refunds to customers		$ 200,000
Number of vendors | Vendor		4	3
Number of customers accounted for 10% of total revenue | Customer		0	0
Number of customers accounted for 10% of accounts receivable | Customer		0	0
Incremental costs to fulfill contract with customers		$ 400,000	$ 1,100,000
Minimum
Product Information [Line Items]
Capitalized software estimated useful lives		3 years
Maximum
Product Information [Line Items]
Capitalized software estimated useful lives		5 years
Class A Common Stock
Product Information [Line Items]
Common stock, shares issued | shares		35,842,383	11,242,887
Standby Equity Purchase Agreement
Product Information [Line Items]
Percentage of common stock purchase price	97.00%
Termination period of purchase agreement	36 months
Consecutive trading days	3 days
Mandatory minimum amount for individual advance	$ 0
Maximum value of daily volume traded threshold percentage	30.00%
Shares sold | shares			105,559
Proceeds from settlement of SEPA			$ 400,000
Standby Equity Purchase Agreement | Maximum
Product Information [Line Items]
Common stock, shares issued | shares	5,000,000
Standby Equity Purchase Agreement | Class A Common Stock
Product Information [Line Items]
Common stock, shares issued | shares	1,000,000
Standby Equity Purchase Agreement | Yorkville
Product Information [Line Items]
Common stock, shares issued | shares	25,000
ASU 2019-12
Product Information [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Jan. 01, 2022
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]		true
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]		true
ASU 2016-13
Product Information [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Jan. 01, 2023
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]		true
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]		true
401(k) Plan
Product Information [Line Items]
Employer Safe Harbor non-elective contribution percentage		3.00%
Employer Safe Harbor contribution amount		$ 800,000	$ 900,000
Outstanding Debt and Available Line of Credit | Liabilities
Product Information [Line Items]
Concentration risk percentage		100.00%	100.00%
Biote Method Customer
Product Information [Line Items]
Sales commission		$ 6,000,000	$ 100,000
Biote Method Customer | Service Revenue | Training
Product Information [Line Items]
Revenue remaining performance obligation		200,000	100,000
Biote Method Customer | Service Revenue | Contract Term Services
Product Information [Line Items]
Revenue remaining performance obligation		2,500,000	1,700,000
Contract with customers liability current		1,600,000	1,000,000
Contract with customers liability non current		900,000	600,000
Biote Method Customer | Product Revenue | Pallet Procedures
Product Information [Line Items]
Contract with customers liability current		900,000	800,000
Contract with customers liability non current		$ 400,000	$ 300,000
Inventory | Vendor Concentration | Assets
Product Information [Line Items]
Concentration risk percentage		77.80%	87.00%